Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consists of the following:
	December 31,
	2023	2022
Accounts receivable	$9,393	$13,026
Less: allowance for expected credit loss	(19)	(26)
	$9,374	$13,000

Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss	As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit loss, based on the invoice date is as follows:
	December 31,
	2023	2022
Within 90 days	$9,374	$13,000
	$9,374	$13,000

Schedule of movement Allowances for Expected Credit Loss	The movement of allowances for expected credit loss is as follow:
	December 31,
	2023	2022
Balance at beginning of the year	$(26)	$(286)
Reversal of expected credit losses	7	260
Ending balance	$(19)	$(26)